Income taxes - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 16,062	$ 8,011
Net operating and capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	15,073	7,672
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	839	292
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 150	$ 47